FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2018

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-22518

Registrant Name:  Nuveen Short Duration Credit Opportunities Fund

Reporting Period:  07/01/2017 - 06/30/2018

Nuveen Short Duration Credit Opportunities Fund

C&J ENERGY SERVICES, INC. Meeting Date: MAY 29, 2018 Record Date: APR 02, 2018 Meeting Type: ANNUAL
Ticker: CJ Security ID: 12674R100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Stuart Brightman	Management	For	Withhold
1.2	Elect Director Michael Zawadzki	Management	For	Withhold
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify KPMG LLP as Auditors	Management	For	For

OCEAN RIG UDW INC. Meeting Date: MAR 05, 2018 Record Date: JAN 31, 2018 Meeting Type: ANNUAL
Ticker: ORIG Security ID: G66964118
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Ratify Ernst & Young (Hellas) Certified Auditors Accountants S.A as Auditors	Management	For	Against
2	Amend Articles Regarding Director and Officer Indemnification	Management	For	Against

VANTAGE DRILLING INTERNATIONAL Meeting Date: AUG 01, 2017 Record Date: JUN 27, 2017 Meeting Type: ANNUAL
Ticker: Security ID: G9325C113
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1A	Elect Director Thomas R. Bates, Jr.	Management	For	For
1B	Elect Director Matthew W. Bonanno	Management	For	Against
1C	Elect Director Esa Ikaheimonen	Management	For	For
1D	Elect Director Nils E. Larsen	Management	For	For
1E	Elect Director Scott McCarty	Management	For	Against
1F	Elect Director Ihab M. Toma	Management	For	Against
1G	Elect Director L. Spencer Wells	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Short Duration Credit Opportunities Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 20, 2018